Purchase of Property, Equipment and Intangible Assets	6 Months Ended
Jun. 30, 2011
Purchase of Property, Equipment and Intangible Assets

Pulse, prior to the Share Exchange Transaction, acquired all of the property and equipment, formulations, rights and trademarks associated with the Pulse® brand from Health Beverage, LLC pursuant to an Asset Purchase Agreement dated July 26, 2010 and closed January 31, 2011 with a cash payment of $245,000. On February 15, the Company acquired all of these assets from Pulse. Consideration was the assumption of net liabilities of Pulse of $167,468, the elimination of a $100,000 loan and the issuance of 13,280,000 common shares at a deemed price of $.122 per share all totaling $1,885,488. These assets have not been put into use as at June 30, 2011 and as a result no depreciation or amortization has been charged to operations. The purchase price was allocated as follows:

$
Manufacturing Equipment and Molds	670,000
Display Equipment	120,000
Automobile	125,000
Formulations, specifications and manufacturing methods	720,488
Trademarks	75,000
Rights – Side Panel Statement	125,000
Patents Pending	50,000

1,885,488